Jennifer Kraus-Florin
Associate General Counsel
Office of General Counsel
Phone:	608.665.7415
Fax:	608.236.6588
E-mail:	Jennifer.kraus@cunamutual.com
		CMFG Life Insurance Company

May 3, 2022

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	CMFG Life Insurance Company
CMFG Variable Life Insurance Account
Rule 497j Filing
File Nos. 333-148419/811-03915

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2022 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7415.

Sincerely,

/s/Jennifer Kraus-Florin

Jennifer Kraus-Florin

Associate General Counsel